SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income			$ 5,301		$ 6,396
Denominator -weighted average shares
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Earnings/Loss, basic and diluted		$ 0.00
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)		$ (5,000)	13,878,688	$ (15,725,653)	(1,846,965)
Redeemable Common Class A
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income			5,301		6,396
Net earnings			$ 5,301		$ 6,396
Denominator -weighted average shares
Weighted average shares outstanding, basic and diluted			34,500,000		34,500,000
Earnings/Loss, basic and diluted			$ 0.00		$ 0.00
Non Redeemable Common Class B
Denominator -weighted average shares
Weighted average shares outstanding, basic and diluted			8,625,000		8,376,381
Earnings/Loss, basic and diluted			$ 1.61		$ (0.22)
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)			$ 13,878,688		$ (1,846,965)
Redeemable net earnings			(5,301)		(6,396)
Net income (loss)			$ 13,873,387		$ (1,853,361)

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).